Convertible Notes Payable (Tables)	12 Months Ended
Dec. 31, 2025
Convertible Notes Payable [Abstract]
Schedule of Carrying Amounts of the Liability Component

The carrying amounts of the liability component are summarized as follows:

December 31, 2025	Issuance Entity	Issuance Date	Maturity Date	Principal Amount at Issuance	Stated Interest Rate	Conversion Price	Common Stock to be converted	Principal Amount at Balance Sheet Date	Carrying Value	Fair Value
Other Note	AiBtl	November 1, 2024	November 1, 2025*	$30,000	0%	$5.00	AiBtl	$30,000	30,000	30,000
Other Note	AiBtl	November 5, 2024	November 5, 2025*	30,000	0%	$5.00	AiBtl	30,000	30,000	30,000
Other Note	AiBtl	April 6, 2025	April 6, 2026	9,010	0%	$5.00	AiBtl	9,010	9,010	9,010
Other Note	AiBtl	December 3, 2025	December 3, 2026	240,000	0%	$7.50	AiBtl	240,000	240,000	240,000
Other Note	AiBtl	December 8, 2025	December 8, 2026	100,000	0%	$7.50	AiBtl	100,000	100,000	100,000
Other Note	AiBtl	December 26, 2025	December 26, 2026	150,000	0%	$7.50	AiBtl	150,000	150,000	150,000
				$559,010				$559,010	$559,010	$559,010

*	In the process of negotiating the new terms.

December 31, 2025	Issuance Entity	Issuance Date	Maturity Date	Principal Amount at Issuance	Stated Interest Rate	Conversion Price	Common Stock to be converted	Principal Amount at Balance Sheet Date	Carrying Value	Fair Value
Convertible note – related party	AiBtl	December 8, 2025	December 8, 2026	$150,000	20%	$7.50	AiBtl	$150,000	$150,000	$150,000
Convertible note – related party	AiBtl	December 30, 2025	December 30, 2026	90,000	20%	$7.50	AiBtl	90,000	90,000	90,000
				$240,000				$240,000	$240,000	$240,000

December 31, 2024	Issuance Entity	Issuance Date	Maturity Date	Principal Amount at Issuance	Stated Interest Rate	Effective Interest Rate	Conversion Price	Common Stock to be converted	Principal Amount at Balance Sheet Date	Unamortized Discount	Carrying Value	Fair Value
2nd LIND Note	ABVC	November 17, 2023	May 19, 2025	$1,200,000	0%	86.94%	$1.00	ABVC	$400,000	$118,048	$281,952	$480,000
3rd LIND Note	ABVC	January 17, 2024	July 17, 2025	1,000,000	0%	87.40%	$1.00	ABVC	1,000,000	388,685	611,315	1,200,000
Other Note	AiBtl	November 1, 2024	November 1, 2025	30,000	0%	6.89%	$5.00	AiBtl	30,000	1,610	28,390	30,000
Other Note	AiBtl	November 5,2024	November 5, 2025	30,000	0%	6.89%	$5.00	AiBtl	30,000	1,611	28,389	30,000
				$2,260,000					$1,460,000	$509,954	$950,046	$1,740,000